GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                             8525 East Orchard Road
                          Greenwood Village, C) 80111

May 3, 2001



VIA EDGAR TRANSMISSION
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      FutureFunds Series Account of
         Great-West Life & Annuity Insurance Company
         Certification Pursuant to Rule 497(j) under the Securities Act of 1933 File Nos. 002-89550and 811-03972

Ladies and Gentlemen:

In lieu of filing the form of prospectus and Statement of Additional Information for FutureFunds Series Account (the Account) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

(1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c ) of rule 497 does not differ from that contained in post-effective amendment no. 31 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement; and

(2) the text of post-effective amendment no. 31 to the Account's registration statement on Form N-4, the most recent amendment tot he Account's registration statement has been filed with the Securities and Exchange Commission electronically via EDGAR transmission filing date of April 30, 2001.

If you should have any questions regarding the foregoing, please contact the undersigned at (303) 737-3817.

FutureFunds Account of
Great-West Life & Annuity Insurance Company
(Registrant)

By:      /s/ Beverly A. Byrne

         Beverly A. Byrne
         Vice-President and Counsel
         Great-West Life & Annuity Insurance Company